CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Movement in the Allowance for Impairment of Trade Receivables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Balance at January 1	$ 2,986	$ 3,922
Charged to costs and expenses	1,240	76
Amounts written off during the year	(1,535)	(1,012)
Balance at December 31	$ 2,691	$ 2,986